Segmented Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Information with Respect to Segment

he following tables show certain information with respect to segment disclosures:

	2015
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,329	$5,856				$242	$647
United States	9,603	9,183				421	1,431
Mexico	4,261	3,869				233	756
Eliminations	(1,178)	—				—	—

North America	19,015	18,908	$411	$1,934	$590	896	2,834

Europe
Western Europe (excluding Great Britain)	8,936	8,635				357	1,279
Great Britain	404	404				26	145
Eastern Europe	2,110	1,873				112	474
Eliminations	(327)	—				—	—

Europe	11,123	10,912	276	451	525	495	1,898

Asia	1,981	1,846	77	149	229	121	820
Rest of World	461	461	17	(25)	—	15	54
Corporate and Other [i]	(446)	7	21	20	—	64	399

Total reportable segments	$32,134	$32,134	$802	$2,529	$1,344	$1,591	$6,005
Current assets							11,144
Investments, goodwill, deferred tax assets and other assets							2,557

Consolidated total assets							$19,706

	2014
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,799	$6,324				$204	$638
United States	9,194	8,666				328	1,204
Mexico	3,984	3,653				153	626
Eliminations	(1,216)	—				—	—

North America	18,761	18,643	$407	$2,003	$633	685	2,468

Europe
Western Europe (excluding Great Britain)	11,086	10,794				334	1,302
Great Britain	385	384				13	36
Eastern Europe	2,397	2,102				80	498
Eliminations	(366)	—				—	—

Europe	13,502	13,280	327	502	577	427	1,836

Asia	1,919	1,773	71	150	127	140	648
Rest of World	695	694	17	(35)	—	8	82
Corporate and Other [i]	(474)	13	23	61	—	234	368

Total reportable segments	$34,403	$34,403	$845	$2,681	$1,337	$1,494	$5,402
Current assets							9,862
Investments, goodwill, deferred tax assets and other assets							2,462
Noncurrent assets held for sale							348

Consolidated total assets							$18,074

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.

[ii]	The following table reconciles Adjusted EBIT to Income from operations before income taxes:

	2015	2014
Adjusted EBIT	$2,529	$2,681
Other income (expense), net	166	(46)
Interest expense, net	(44)	(30)

Income from continuing operations before income taxes	$2,651	$2,605

Schedule of Aggregates External Revenues by Customer
[b]	The following table aggregates external revenues by customer as follows:

	2015	2014

General Motors	$6,424	$6,361
Fiat / Chrysler Group	5,094	5,505
Ford Motor Company	4,923	4,660
Daimler AG	3,779	4,009
Volkswagen	3,301	3,872
BMW	3,300	4,153
Other	5,313	5,843

	$32,134	$34,403

Summary of External Revenues by Automotive Products and Services
[c]	The following table summarizes external revenues generated by automotive products and services:

	2015	2014

Body systems and chassis systems	$7,790	$8,078
Exterior systems	5,155	5,435
Powertrain systems	4,755	5,083
Seating systems	4,497	4,969
Tooling, engineering and other	2,700	2,755
Vision and electronic systems	2,583	2,518
Complete vehicle assembly	2,357	3,160
Closure systems	2,297	2,405

	$32,134	$34,403